Expense Example, No Redemption - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Limited Term Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 335
3 Years	462
5 Years	601
10 Years	1,004
Fidelity Advisor Limited Term Bond Fund - Class C
Expense Example, No Redemption:
1 Year	140
3 Years	437
5 Years	755
10 Years	1,444
Fidelity Advisor Limited Term Bond Fund - Class M
Expense Example, No Redemption:
1 Year	335
3 Years	462
5 Years	601
10 Years	1,004
Fidelity Advisor Limited Term Bond Fund - Class I
Expense Example, No Redemption:
1 Year	31
3 Years	103
5 Years	188
10 Years	434
Fidelity Advisor Limited Term Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	26
3 Years	80
5 Years	141
10 Years	$ 318